Consolidated Statement of Cash Flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ 1,226	$ 1,111	$ 1,220
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	385	332	323
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	91	76	81
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	745	715	815
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	7	(14)	3
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ (2)	$ 2	$ (2)